Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	May 16, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Convertible preferred stock, par value (in dollars per share)				$ 0.0001
Convertible preferred stock, authorized (in shares)				10,883,950				3,535,910
Convertible preferred stock, issued (in shares)				7,095,746				3,093,898
Convertible preferred stock, outstanding (in shares)	0	0		7,095,746
Convertible preferred stock, liquidation preference (in dollars)				$ 36,964				$ 7,000
Common Stock, par value (in dollars per share)	$ 0.0001			$ 0.0001				$ 0.0001
Common Stock, authorized (in shares)	100,000,000			20,441,982				11,049,720
Common Stock, issued (in shares)	17,134,190			5,513,531				5,458,450
Common stock, outstanding (in shares)	17,134,190			5,513,531				5,458,450
Series A Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001				$ 0.0001
Convertible preferred stock, authorized (in shares)	0			3,093,898				3,535,910
Convertible preferred stock, issued (in shares)	0			3,093,898				3,093,898
Convertible preferred stock, outstanding (in shares)	0		3,093,898	3,093,898	3,093,898	3,093,898	3,093,898	3,093,898
Convertible preferred stock, liquidation preference (in dollars)	$ 0			$ 7,000				$ 7,000
Series B Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001				$ 0.0001
Convertible preferred stock, authorized (in shares)	0			7,790,052				0
Convertible preferred stock, issued (in shares)	0			4,001,848				0
Convertible preferred stock, outstanding (in shares)	0		4,444,773	4,001,848				0
Convertible preferred stock, liquidation preference (in dollars)	$ 0			$ 29,964				$ 0
Pro Forma
Common Stock, issued (in shares)				12,609,277				12,609,277
Pro Forma | Series A Convertible Preferred Stock
Convertible preferred stock, issued (in shares)				0				0
Convertible preferred stock, outstanding (in shares)				0				0
Pro Forma | Series B Convertible Preferred Stock
Convertible preferred stock, issued (in shares)				0				0
Convertible preferred stock, outstanding (in shares)				0				0